SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Number of Share
Outstanding Beginning Balance	[1]	6,816,422
Granted		2,263,092
Forfeited	[1]	(351,920)
Expired	[1]	(6,600)
Exercised	[1]	(516,371)
Outstanding Ending Balance	[1]	8,240,623	6,816,422
Vested and expected to vest at December 31, 2015	[1]	8,240,623
Exercisable at December 31, 2015	[1]	5,715,911
Weighted Average Exercise Price
Outstanding Beginning Balance		$ 8.66
Granted		29.98
Forfeited		22.49
Expired		12.21
Exercised		11.50
Outstanding Ending Balance		13.80	$ 8.66
Vested and expected to vest at December 31, 2015		13.80
Exercisable at December 31, 2015		7.98
Weighted Average Grant Date Fair Value
Outstanding Beginning Balance		3.64
Granted		6.13	6.13
Forfeited		5.23
Expired		4.48
Exercised		4.56
Outstanding Ending Balance		4.21	$ 3.64
Vested and expected to vest at December 31, 2015		4.21
Exercisable at December 31, 2015		$ 3.50
Weighted Average Remaining Contractual Term
Outstanding Beginning Balance		5 years 11 months 16 days
Outstanding Ending Balance		5 years 11 months 23 days
Vested and expected to vest at December 31, 2015		5 years 11 months 23 days
Exercisable at December 31, 2015		4 years 8 months 27 days
Aggregated Intrinsic Value
Outstanding Beginning Balance		$ 192,859
Outstanding Ending Balance		190,761	$ 192,859
Vested and expected to vest at December 31, 2015		190,761
Exercisable at December 31, 2015		$ 165,607

[1]	Included both Class A and Class B ordinary shares.